John Hancock
High Yield Municipal Bond Fund
Quarterly portfolio holdings 8/31/2024

Fund’s investments
As of 8-31-24 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 101.9%				$257,619,063
(Cost $251,389,274)
Alabama 0.8%				2,137,950
Mobile County Industrial Development Authority AM/NS Calvert LLC Project, Series A, AMT	5.000	06-01-54	1,000,000	1,039,326
The Lower Alabama Gas District Gas Project, Series A	5.000	09-01-46	1,000,000	1,098,624
Alaska 0.4%				1,145,926
Northern Tobacco Securitization Corp. Alaska Tobacco Settlement, Senior Class 1, Series A	4.000	06-01-50	1,250,000	1,145,926
Arizona 3.0%				7,600,788
Arizona Industrial Development Authority Benjamin Franklin Charter School Projects, Series A (A)	5.250	07-01-53	685,000	688,718
Arizona Industrial Development Authority Macombs Facility Project, Series A	4.000	07-01-61	2,370,000	2,112,644
Industrial Development Authority of the City of Phoenix Legacy Traditional Schools Project, Series A (A)	5.000	07-01-41	750,000	756,923
Maricopa County Industrial Development Authority Arizona Autism Charter School Project (A)	4.000	07-01-61	1,000,000	798,521
Maricopa County Industrial Development Authority Benjamin Franklin Charter School Projects, Series A (A)	6.000	07-01-52	375,000	386,833
Maricopa County Industrial Development Authority Valley Christian Schools Project, Series A (A)	6.250	07-01-53	510,000	524,131
Sierra Vista Industrial Development Authority Champion Schools Project (A)	6.375	06-15-64	1,500,000	1,510,533
The Industrial Development Authority of the County of Pima American Leadership Academy (A)	4.000	06-15-51	1,000,000	822,485
Arkansas 1.2%				3,110,011
Arkansas Development Finance Authority Big River Steel Project, AMT (A)	4.500	09-01-49	1,000,000	1,001,504
Arkansas Development Finance Authority Big River Steel Project, AMT (A)	4.750	09-01-49	1,000,000	1,006,945
Arkansas Development Finance Authority Hybar Steel Project, Series A, AMT (A)	6.875	07-01-48	1,000,000	1,101,562
California 11.7%				29,508,726
California Community College Financing Authority Napa Valley College Project, Series A (A)	5.750	07-01-60	1,045,000	1,070,018
California Municipal Finance Authority Northbay Healthcare, Series A	5.250	11-01-47	900,000	899,969
California Municipal Finance Authority Turning Point Schools (A)	5.250	06-01-44	1,000,000	1,003,706
California Municipal Finance Authority United Airlines, Inc. Project, AMT	4.000	07-15-29	100,000	100,253
California Municipal Finance Authority Westside Neighborhood School Project (A)	6.200	06-15-54	700,000	754,292
California Municipal Finance Authority Westside Neighborhood School Project (A)	6.375	06-15-64	1,050,000	1,136,824
California Public Finance Authority Enso Village Project, Series A (A)	5.000	11-15-51	250,000	231,189
California Public Finance Authority Enso Village Project, Series A (A)	5.000	11-15-56	700,000	637,803
California Public Finance Authority Trinity Classical Academy, Series A (A)	5.000	07-01-54	650,000	585,672
California School Finance Authority Lighthouse Community Public Schools (A)	6.500	06-01-62	1,000,000	1,045,820
California School Finance Authority Sonoma County Junior College Project, Series A (A)	4.000	11-01-31	750,000	752,696
2	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California Statewide Communities Development Authority Community Facilities District No. 2020-02	5.250	09-01-52	500,000	$527,008
California Statewide Communities Development Authority Improvement Area No. 3	5.000	09-01-49	375,000	390,469
California Statewide Financing Authority Tobacco Securitization Program, Series C (A)(B)	9.629	06-01-55	8,000,000	454,431
City & County of San Francisco Community Facilities District No. 2016-1 Improvement Area No. 2, Treasure Island, Series A (A)	4.000	09-01-42	1,000,000	953,159
City of Oroville Oroville Hospital	5.250	04-01-54	705,000	521,728
City of Palm Desert Community Facilities District No. 2021-1	5.000	09-01-49	585,000	609,131
CSCDA Community Improvement Authority 1818 Platinum Triangle Anaheim, Series A-2 (A)	3.250	04-01-57	1,000,000	760,475
CSCDA Community Improvement Authority Altana Glendale, Series A-1 (A)	3.500	10-01-46	500,000	419,195
CSCDA Community Improvement Authority Altana Glendale, Series A-2 (A)	4.000	10-01-56	500,000	408,033
CSCDA Community Improvement Authority Monterey Station Apartments, Series A-2 (A)	3.125	07-01-56	1,000,000	701,355
CSCDA Community Improvement Authority Orange City Portfolio, Series A-2 (A)	3.000	03-01-57	1,000,000	729,911
CSCDA Community Improvement Authority The Link-Glendale, Series A-2 (A)	4.000	07-01-56	400,000	313,176
Golden State Tobacco Securitization Corp. Series B-2 (B)	5.211	06-01-66	7,850,000	912,979
Kaweah Delta Health Care District Guild Series B	4.000	06-01-37	10,000	9,106
River Islands Public Financing Authority Community Facilities District No. 2003-1, Series A	5.000	09-01-48	500,000	508,810
River Islands Public Financing Authority Community Facilities District No. 2016-1 (C)	4.500	09-01-47	1,000,000	1,028,800
River Islands Public Financing Authority Community Facilities District No. 2023-1	4.500	09-01-44	500,000	495,944
River Islands Public Financing Authority Community Facilities District No. 2023-1	5.000	09-01-39	910,000	961,662
River Islands Public Financing Authority Community Facilities District No. 2023-1	5.500	09-01-48	1,000,000	1,064,090
San Francisco Bay Area Rapid Transit District Election of 2016, Series D1, GO (D)	4.000	08-01-37	1,885,000	1,942,049
San Francisco Bay Area Rapid Transit District Election of 2016, Series D1, GO (D)	4.250	08-01-52	6,000,000	6,058,117
Southern California Public Power Authority Natural Gas Project, Series A	5.250	11-01-26	1,470,000	1,520,856
Colorado 4.5%				11,282,898
Aerotropolis Regional Transportation Authority Special Revenue	4.250	12-01-41	1,000,000	933,049
Colorado Health Facilities Authority CommonSpirit Health, Series A-1	4.000	08-01-44	1,575,000	1,497,273
Colorado Health Facilities Authority CommonSpirit Health, Series A-2	4.000	08-01-49	1,000,000	930,904
Fiddlers Business Improvement District Greenwood Village, GO (A)	5.550	12-01-47	1,265,000	1,304,804
Gold Hill Mesa Metropolitan District No. 2 Series B, GO	7.000	12-15-39	1,000,000	1,002,970
Hess Ranch Metropolitan District No. 5 Series A-2	6.500	12-01-43	1,000,000	1,039,970
Platte River Metropolitan District Series A, GO (A)	6.500	08-01-53	629,000	654,111
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	3

	Rate (%)	Maturity date	Par value^	Value
Colorado (continued)
Pueblo Urban Renewal Authority EVRAZ Project, Series A (A)	4.750	12-01-45	1,000,000	$688,088
Rampart Range Metropolitan District No. 5	4.000	12-01-51	1,500,000	1,230,273
Sterling Ranch Community Authority Board Special Improvement District No. 1	5.625	12-01-43	1,000,000	1,036,498
Villages at Castle Rock Metropolitan District Cobblestone Ranch Project, Series 2, GO (B)	8.133	12-01-37	1,266,667	442,721
West Meadow Metropolitan District Series A, GO (A)	6.000	12-01-38	500,000	522,237
Connecticut 1.3%				3,411,949
Connecticut State Health & Educational Facilities Authority Goodwin University	5.000	07-01-44	500,000	508,401
Great Pond Improvement District Great Pond Phase 1 Project (A)	4.750	10-01-48	1,000,000	965,676
Town of Hamden Whitney Center Project	5.000	01-01-50	2,030,000	1,937,872
Delaware 0.1%				350,400
Delaware State Economic Development Authority Aspira of Delaware Charter Operations, Inc. Project, Series A	4.000	06-01-42	390,000	350,400
District of Columbia 2.3%				5,853,883
District of Columbia Tobacco Settlement Financing Corp. Series A (B)	6.956	06-15-46	5,000,000	1,130,745
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Series C (C)	6.500	10-01-41	3,000,000	3,234,006
Washington Metropolitan Area Transit Authority Dedicated Revenue Series A	4.375	07-15-59	1,500,000	1,489,132
Florida 7.3%				18,358,240
Cabot Citrus Farms Community Development District	5.250	03-01-29	1,000,000	1,010,462
Capital Projects Finance Authority Kissimmee Charter Academy Project (A)	6.625	06-15-59	445,000	458,828
Capital Trust Authority KIPP Miami - North Campus Project, Series A (A)	5.000	06-15-34	310,000	326,301
Capital Trust Authority KIPP Miami - North Campus Project, Series A (A)	5.625	06-15-44	250,000	261,098
Capital Trust Authority KIPP Miami - North Campus Project, Series A (A)	6.000	06-15-54	250,000	262,645
Charlotte County Industrial Development Authority Town and Country Utilities Project, Series A, AMT (A)	4.000	10-01-51	1,800,000	1,519,476
City of Jacksonville Jacksonville University Project, Series B (A)	5.000	06-01-53	750,000	718,759
County of Lake Imagine South Lake Charter School Project, Series A (A)	5.000	01-15-49	950,000	916,132
Escambia County Health Facilities Authority Baptist Health Care Corp. Health Facilities, Series A	4.000	08-15-50	1,640,000	1,471,828
Florida Development Finance Corp. 2017 Foundation for Global Understanding, Inc. Project, Series A (A)	4.000	07-01-51	250,000	217,271
Florida Development Finance Corp. River City Science Academy	5.000	07-01-57	670,000	679,677
Florida Development Finance Corp. Waste Pro USA, Inc. Project, AMT	3.000	06-01-32	1,000,000	885,184
Florida Higher Educational Facilities Financial Authority Jacksonville University, Series A-1 (A)	5.000	06-01-48	750,000	730,337
Hillsborough County Industrial Development Authority Tampa General Hospital Project, Series A	4.000	08-01-50	1,000,000	915,771
Lakewood Ranch Stewardship District The Isles at Lakewood Ranch Project, Phase 2	4.000	05-01-51	925,000	793,004
4	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Florida (continued)
Middleton Community Development District A Special Assessment Revenue	6.200	05-01-53	995,000	$1,048,039
Midtown Miami Community Development District Infrastructure Project, Series B	5.000	05-01-37	1,000,000	1,000,179
Palm Beach County Health Facilities Authority Jupiter Medical Center Project, Series A	5.000	11-01-52	1,000,000	1,022,657
Palm Beach County Health Facilities Authority Toby and Leon Cooperman Sinai Residences	4.000	06-01-31	1,750,000	1,749,749
Polk County Industrial Development Authority Mineral Development LLC, AMT (A)	5.875	01-01-33	950,000	850,695
Portico Community Development District Series 1	3.200	05-01-31	995,000	932,003
St. Johns County Industrial Development Authority Vicar’s Landing Project, Series A	4.000	12-15-50	745,000	588,145
Georgia 1.7%				4,208,370
Augusta Development Authority AU Health System, Inc. Project	4.000	07-01-37	45,000	45,347
Augusta Development Authority AU Health System, Inc. Project	5.000	07-01-33	245,000	258,112
Fulton County Residential Care Facilities for the Elderly Authority Lenbrook Square Foundation, Inc.	5.000	07-01-42	1,100,000	1,105,299
Main Street Natural Gas, Inc. Series A	5.000	05-15-49	750,000	818,679
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project	5.000	01-01-48	935,000	951,035
The Development Authority of Cobb County Northwest Classical Academy Project, Series A (A)	5.200	06-15-33	500,000	515,224
The Development Authority of Cobb County Northwest Classical Academy Project, Series A (A)	5.700	06-15-38	500,000	514,674
Idaho 0.4%				1,042,316
Avimor Community Infrastructure District No. 1 Assessment Area 5 (A)	5.875	09-01-53	1,000,000	1,042,316
Illinois 5.2%				13,097,195
Chicago Board of Education Series A, GO	7.000	12-01-44	1,000,000	1,028,536
Chicago Board of Education Series D, GO	5.000	12-01-46	500,000	504,465
Chicago Board of Education Series H, GO	5.000	12-01-46	1,250,000	1,258,852
City of Chicago Series A, GO	6.000	01-01-38	1,000,000	1,038,065
Illinois Finance Authority Clark-Lindsey Village, Series A	5.500	06-01-57	1,250,000	1,164,449
Illinois Finance Authority DePaul College Prep Foundation, Series A (A)	5.250	08-01-38	500,000	542,691
Illinois Finance Authority LRS Holdings LLC Project, Series B, AMT (A)	7.375	09-01-42	750,000	828,570
Illinois Finance Authority Westminster Village, Series A	5.250	05-01-38	1,035,000	1,039,030
Metropolitan Pier & Exposition Authority McCormick Place Expansion Project, Series A	4.000	12-15-42	1,500,000	1,479,719
State of Illinois, GO	4.000	06-01-33	750,000	751,757
Upper Illinois River Valley Development Authority Elgin Math & Science Academy Charter School Project, Series A (A)	5.750	03-01-53	1,000,000	1,027,913
Upper Illinois River Valley Development Authority Prairie Crossing Charter School Project (A)	5.000	01-01-55	1,000,000	969,573
Village of Lincolnwood Certificates of Participation, District 1860 Development Project, Series A (A)	4.820	01-01-41	1,500,000	1,463,575
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	5

	Rate (%)	Maturity date	Par value^	Value
Indiana 2.7%				$6,708,920
City of Valparaiso Pratt Paper LLC Project, AMT (A)	5.000	01-01-54	500,000	516,302
Indiana Finance Authority BHI Senior Living	5.000	11-15-38	1,000,000	1,033,180
Indiana Finance Authority Polyflow Industry Project, AMT (A)	7.000	03-01-39	930,000	545,025
Indiana Finance Authority Student Housing Project, Series A	5.250	07-01-64	750,000	776,278
Indiana Finance Authority The Methodist Hospital Inc., Series A	5.500	09-15-44	1,420,000	1,517,745
Indiana Finance Authority Tippecanoe LLC Student Housing Project, Series A	5.375	06-01-64	1,000,000	1,046,185
Indianapolis Local Public Improvement Bond Bank Convention Center Hotel, Series E	6.125	03-01-57	890,000	983,357
Kokomo Redevelopment Authority Rental Revenue (C)	4.000	08-01-43	290,000	290,848
Iowa 0.7%				1,762,929
Iowa Finance Authority Alcoa, Inc. Project	4.750	08-01-42	830,000	831,921
Iowa Finance Authority Northcrest, Inc. Project, Series A	5.000	03-01-48	1,000,000	931,008
Kansas 0.6%				1,552,227
City of Prairie Village Meadowbrook TIF Project	2.875	04-01-30	420,000	416,621
Wyandotte County-Kansas City Unified Government Legends Apartments Garage & West Lawn Project	4.500	06-01-40	660,000	659,116
Wyandotte County-Kansas City Unified Government Village East Project Areas 2B (A)	5.250	09-01-35	470,000	476,490
Kentucky 0.3%				661,329
Kentucky Municipal Power Agency Prairie State Project, Series A	4.000	09-01-45	720,000	661,329
Louisiana 1.6%				4,071,442
Louisiana Local Government Environmental Facilities & Community Development Authority Downsville Community Charter School Project (A)	6.375	06-15-53	1,000,000	1,022,878
Louisiana Local Government Environmental Facilities & Community Development Authority Westlake Chemical Corp. Project	3.500	11-01-32	1,000,000	975,555
Louisiana Public Facilities Authority Lincoln Preparatory School, Series A (A)	6.375	06-01-52	950,000	956,857
St. James Parish NuStar Logistics LP Project (A)	6.100	12-01-40	1,000,000	1,116,152
Maryland 1.7%				4,359,422
Anne Arundel County Consolidated Special Taxing District Villages at 2 Rivers Project	5.250	07-01-44	1,000,000	1,000,150
City of Rockville Ingleside at King Farm Project, Series B	4.250	11-01-37	20,000	18,584
County of Howard Downtown Columbia Project, Series A (A)	4.500	02-15-47	750,000	712,662
County of Prince George’s Collington Episcopal Life	5.250	04-01-47	225,000	210,918
Maryland Department of Housing & Community Development Series A-1	4.000	06-01-54	45,000	43,429
Maryland Economic Development Corp. Morgan St. University Project, Series A	6.000	07-01-58	1,000,000	1,109,592
Maryland Health & Higher Educational Facilities Authority Meritus Medical Center	5.000	07-01-45	1,000,000	1,005,844
6	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Maryland (continued)
Maryland Health & Higher Educational Facilities Authority Monocacy Montessori Communities (A)	5.875	07-01-43	250,000	$258,243
Massachusetts 3.2%				8,202,873
Massachusetts Development Finance Agency Merrimack College	5.000	07-01-42	250,000	252,569
Massachusetts Development Finance Agency Merrimack College Student Housing Project, Series A (A)	4.250	07-01-34	200,000	203,482
Massachusetts Development Finance Agency Merrimack College Student Housing Project, Series A (A)	5.000	07-01-44	500,000	521,264
Massachusetts Development Finance Agency Merrimack College Student Housing Project, Series A (A)	5.000	07-01-60	880,000	895,675
Massachusetts Development Finance Agency NewBridge on the Charles, Inc. (A)	5.000	10-01-47	750,000	758,748
Massachusetts Development Finance Agency Orchard Cove, Inc.	5.000	10-01-49	920,000	933,234
Massachusetts Development Finance Agency Tufts Medicine, Series E	8.500	10-01-26	1,750,000	1,784,224
Massachusetts Development Finance Agency Worcester Polytechnic Institute	5.000	09-01-59	1,500,000	1,564,328
Nauset Regional School District, GO	4.000	05-15-49	1,325,000	1,289,349
Michigan 1.1%				2,797,723
City of Detroit, GO	5.500	04-01-37	465,000	507,211
Michigan Finance Authority Local Government Loan Program, Series F-1, GO	4.500	10-01-29	500,000	500,332
Michigan Mathematics & Science Initiative Public School Academy	4.000	01-01-41	1,000,000	909,046
Summit Academy North Michigan Public School Academy	4.000	11-01-41	1,000,000	881,134
Minnesota 0.3%				673,680
Duluth Economic Development Authority St. Luke Hospital of Duluth, Series A	4.000	06-15-35	125,000	130,136
Duluth Economic Development Authority St. Luke Hospital of Duluth, Series B	5.250	06-15-47	500,000	543,544
Missouri 1.4%				3,523,006
Health & Educational Facilities Authority of the State of Missouri Lutheran Senior Service Project, Series A	5.000	02-01-42	1,000,000	1,024,886
Lee’s Summit Industrial Development Authority John Knox Village Project, Series A	5.000	08-15-32	500,000	508,552
Lee’s Summit Industrial Development Authority John Knox Village Project, Series A	5.000	08-15-46	1,265,000	1,183,691
Taney County Industrial Development Authority Big Cedar Infrastructure Project (A)	6.000	10-01-49	800,000	805,877
Montana 0.2%				540,953
Montana Facility Finance Authority Montana Children’s Home and Hospital	4.000	07-01-50	800,000	540,953
Nevada 0.2%				528,736
City of Las Vegas Special Improvement District No. 816 Summerlin Village 22	3.125	06-01-46	700,000	528,736
New Hampshire 0.9%				2,181,114
New Hampshire Business Finance Authority Covanta Project, AMT (A)	4.875	11-01-42	500,000	488,656
New Hampshire Business Finance Authority Pennichuck Water Works, Inc., Series A, AMT	5.625	04-01-59	300,000	305,525
New Hampshire Business Finance Authority Series A (A)	3.625	07-01-43	500,000	421,637
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	7

	Rate (%)	Maturity date	Par value^	Value
New Hampshire (continued)
New Hampshire Business Finance Authority Springpoint Senior Living	4.000	01-01-41	1,000,000	$919,908
New Hampshire Health & Education Facilities Authority Catholic Medical Center	3.375	07-01-33	50,000	45,388
New Jersey 0.2%				402,087
New Jersey Health Care Facilities Financing Authority St. Joseph’s Healthcare System	4.000	07-01-48	440,000	402,087
New Mexico 0.2%				473,421
Winrock Town Center Tax Increment Development District No. 1 (A)	4.250	05-01-40	500,000	473,421
New York 7.5%				18,934,945
Albany Capital Resource Corp. KIPP Capital Region Public Charter Schools Project	4.500	06-01-44	200,000	197,167
Build NYC Resource Corp. Seton Education Partners Brilla Project, Series A (A)	4.000	11-01-41	1,000,000	914,705
Build NYC Resource Corp. Shefa School Project, Series A (A)	5.000	06-15-51	250,000	247,331
Build NYC Resource Corp. South Bronx Charter School for International Culture and the Arts Project, Series A (A)	7.000	04-15-53	750,000	844,408
Dutchess County Local Development Corp. Health Quest Systems, Inc., Series B	4.000	07-01-41	1,520,000	1,496,855
Erie Tobacco Asset Securitization Corp. Series A (A)(B)	8.710	06-01-60	15,000,000	725,244
Metropolitan Transportation Authority Series C-1	4.750	11-15-45	130,000	133,268
Nassau County Tobacco Settlement Corp. Series D (B)	7.787	06-01-60	12,000,000	790,492
New York Counties Tobacco Trust IV Series F (B)	7.883	06-01-60	17,000,000	1,084,224
New York Liberty Development Corp. World Trade Center, Class 1-3 (A)	5.000	11-15-44	850,000	850,680
New York Liberty Development Corp. World Trade Center, Class 2-3 (A)	5.150	11-15-34	1,000,000	1,001,909
New York State Dormitory Authority Garnet Health Medical Center (A)	5.000	12-01-45	1,000,000	937,221
New York State Environmental Facilities Corp. Casella Waste System, Inc. Project, Series R-2, AMT (A)	5.125	09-01-50	1,000,000	1,052,178
New York Transportation Development Corp. American Airlines Inc., John F. Kennedy International Airport, AMT	3.000	08-01-31	200,000	187,198
New York Transportation Development Corp. Delta Airlines, Inc., Laguardia Airport Terminals C&D Redevelopment, AMT	4.375	10-01-45	1,000,000	961,970
New York Transportation Development Corp. Delta Airlines, Inc., Laguardia Airport, AMT	4.000	01-01-36	1,000,000	989,080
New York Transportation Development Corp. Delta Airlines, Inc., Laguardia Airport, AMT	5.000	01-01-36	1,000,000	1,027,959
New York Transportation Development Corp. John F. Kennedy International Airport, AMT	5.000	06-30-60	1,000,000	1,021,181
New York Transportation Development Corp. New York State Thruway Service Areas Project, AMT	4.000	04-30-53	500,000	428,764
Oneida Indian Nation of New York Series A (A)	7.250	09-01-34	1,000,000	1,011,807
Oneida Indian Nation of New York Series B (A)	6.000	09-01-43	250,000	275,000
Suffolk Regional Off-Track Betting Company	6.000	12-01-53	500,000	525,175
Westchester County Local Development Corp. Westchester Medical Center Obligated Group Project (C)	5.000	11-01-51	1,025,000	1,091,487
Westchester County Local Development Corp. Westchester Medical Center Obligated Group Project	6.250	11-01-52	1,000,000	1,139,642
8	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
North Carolina 0.2%				$633,463
North Carolina Medical Care Commission The United Methodist Retirement Homes Project, Series A	5.000	10-01-39	100,000	107,268
North Carolina Medical Care Commission The United Methodist Retirement Homes Project, Series A	5.000	10-01-44	500,000	526,195
Ohio 4.3%				10,916,758
Buckeye Tobacco Settlement Financing Authority Series A-2, Class 1	4.000	06-01-48	500,000	455,421
Buckeye Tobacco Settlement Financing Authority Series B-2, Class 2	5.000	06-01-55	2,985,000	2,743,071
County of Lucas Promedica Healthcare, Series A	5.250	11-15-48	665,000	674,333
County of Lucas Promedica Healthcare, Series B	4.000	11-15-45	550,000	493,586
Dayton-Montgomery County Port Authority Dayton Regional STEM School, Inc. Project	5.000	12-01-32	375,000	407,889
Dayton-Montgomery County Port Authority Dayton Regional STEM School, Inc. Project	5.000	12-01-44	500,000	521,593
Dayton-Montgomery County Port Authority Dayton Regional STEM School, Inc. Project	5.000	12-01-60	665,000	678,200
Northeast Ohio Medical University Series A	4.000	12-01-45	335,000	306,502
Ohio Air Quality Development Authority Ohio Valley Electric Corp. Project, Series A	3.250	09-01-29	1,760,000	1,720,375
Ohio Air Quality Development Authority Pratt Paper LLC Project, AMT (A)	4.500	01-15-48	500,000	499,545
Ohio Higher Educational Facility Commission Otterbein University 2022 Project	4.000	12-01-46	500,000	443,587
Port of Greater Cincinnati Development Authority RBM Phase 3 Garage Project	5.125	12-01-55	1,000,000	1,005,698
Southeastern Ohio Port Authority Marietta Memorial Hospital	5.000	12-01-35	1,000,000	966,958
Oklahoma 0.8%				1,968,741
Oklahoma Development Finance Authority OU Medicine Project, Series B	5.500	08-15-52	1,000,000	1,031,295
Tulsa Authority for Economic Opportunity Vast Bank Project (A)	4.000	12-01-43	1,000,000	937,446
Oregon 0.7%				1,723,098
Hospital Facilities Authority of Multnomah County Mirabella South Waterfront	5.400	10-01-44	750,000	751,080
Salem Hospital Facility Authority Capital Manor Project	5.000	05-15-53	1,000,000	972,018
Pennsylvania 5.7%				14,465,170
Allentown Commercial and Industrial Development Authority Lincoln Leadership Academy Charter School Project	5.500	06-15-38	600,000	635,426
Allentown Commercial and Industrial Development Authority Lincoln Leadership Academy Charter School Project	6.000	06-15-53	500,000	525,013
Allentown Neighborhood Improvement Zone Development Authority City Center Project (A)	5.000	05-01-42	1,500,000	1,531,520
Beaver County Industrial Development Authority FirstEnergy Generation Project, Series B	3.750	10-01-47	3,030,000	2,637,929
Berks County Industrial Development Authority Tower Health Project	3.750	11-01-42	500,000	362,750
Bucks County Industrial Development Authority Grand View Hospital Project	4.000	07-01-46	350,000	294,584
Chester County Industrial Development Authority Collegium Charter School Project (A)	5.625	10-15-42	650,000	679,438
Lancaster County Hospital Authority Brethren Village Project	4.250	07-01-28	150,000	146,966
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	9

	Rate (%)	Maturity date	Par value^	Value
Pennsylvania (continued)
Lancaster County Hospital Authority Brethren Village Project	5.000	07-01-30	500,000	$502,692
Lancaster County Hospital Authority Brethren Village Project	5.125	07-01-37	1,035,000	1,039,658
Lancaster Industrial Development Authority Landis Homes Retirement Community Project	4.000	07-01-46	1,230,000	1,124,513
Lancaster Municipal Authority Garden Spot Village Project, Series A	5.000	05-01-44	1,000,000	1,056,590
Lancaster Municipal Authority Garden Spot Village Project, Series B	5.000	05-01-59	535,000	548,640
Pennsylvania Economic Development Financing Authority Presbyterian Senior Living Project, Series B-1	5.250	07-01-49	1,000,000	1,058,562
Philadelphia Authority for Industrial Development Discovery Charter School, Inc. Project (A)	5.000	04-15-42	625,000	609,249
Philadelphia Authority for Industrial Development Philadelphia E&T Charter High School, Series A	4.000	06-01-56	1,400,000	1,151,406
Philadelphia Authority for Industrial Development Tacony Academy Charter School Project (A)	5.500	06-15-43	545,000	560,234
Puerto Rico 3.4%				8,654,827
Puerto Rico Commonwealth CW Guarantee Bond Claims, GO (B)	2.383	11-01-43	3,538,760	2,238,266
Puerto Rico Commonwealth Series A, GO (B)	4.525	07-01-33	60,892	40,958
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-33	47,316	46,921
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-35	906,531	893,741
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-37	36,503	35,669
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-41	49,630	47,109
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-46	1,551,615	1,438,489
Puerto Rico Commonwealth Series A-1, GO	5.375	07-01-25	26,312	26,494
Puerto Rico Commonwealth Series A-1, GO	5.625	07-01-27	52,220	54,372
Puerto Rico Commonwealth Series A-1, GO	5.625	07-01-29	51,373	55,234
Puerto Rico Commonwealth Series A-1, GO	5.750	07-01-31	49,898	55,246
Puerto Rico Highway & Transportation Authority Teodoro Moscoso Bridge, Series A (B)	8.117	07-01-26	1,343,000	1,161,695
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (B)	5.056	07-01-46	2,475,000	829,968
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (B)	5.317	07-01-51	3,450,000	842,024
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-2	4.784	07-01-58	900,000	888,641
South Carolina 0.2%				484,981
South Carolina Jobs-Economic Development Authority Bishop Gadsden Episcopal Retirement Community, Series A	4.000	04-01-34	25,000	24,976
South Carolina Jobs-Economic Development Authority Last Step Recycling Project, Series A, AMT (A)(E)	6.250	06-01-40	1,000,000	150,000
South Carolina Jobs-Economic Development Authority Last Step Recycling Project, Series A, AMT (A)(E)	6.500	06-01-51	2,000,000	300,000
South Carolina Jobs-Economic Development Authority Still Hopes Episcopal Retirement Community	4.500	04-01-37	10,000	10,005
10	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Tennessee 1.0%				$2,434,573
Metropolitan Government Nashville & Davidson County Industrial Development Board South Nashville Central, Series A (A)	4.000	06-01-51	500,000	427,497
Tennessee Energy Acquisition Corp. Series C	5.000	02-01-25	2,000,000	2,007,076
Texas 8.4%				21,193,544
Arlington Higher Education Finance Corp. Magellan International School (A)	6.250	06-01-52	1,000,000	1,048,424
Board of Managers Joint Guadalupe County City of Seguin Hospital	5.000	12-01-45	1,000,000	914,990
Brazoria County Industrial Development Corp. Aleon Renewable Metals LLC, AMT (A)(E)	10.000	06-01-42	1,000,000	1,002,405
Brazoria County Industrial Development Corp. Gladieux Metals Recycling, AMT (E)	7.000	03-01-39	965,000	946,955
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, AMT	4.000	07-15-41	1,000,000	967,807
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, AMT	6.625	07-15-38	900,000	901,187
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, Series B-2, AMT	5.000	07-01-27	1,000,000	1,021,512
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, Series C, AMT	5.000	07-15-28	1,100,000	1,133,439
City of Pearland Series C, GO	4.000	09-01-49	1,500,000	1,432,331
Clifton Higher Education Finance Corp. Idea Public Shools, Series T	4.000	08-15-44	500,000	498,399
Clifton Higher Education Finance Corp. Idea Public Shools, Series T	4.000	08-15-54	500,000	482,273
Clifton Higher Education Finance Corp. Valor Education, Series A (A)	5.000	06-15-34	325,000	324,229
Clifton Higher Education Finance Corp. Valor Education, Series A (A)	5.750	06-15-44	575,000	578,787
Clifton Higher Education Finance Corp. Valor Education, Series A (A)	6.000	06-15-54	450,000	452,187
Gulf Coast Industrial Development Authority CITGO Petroleum Corp. Project, AMT	8.000	04-01-28	1,000,000	1,001,246
Harris County Cultural Education Facilities Finance Corp. Brazos Presbyterian Homes Project	5.000	01-01-37	150,000	150,251
Love Field Airport Modernization Corp. General Airport Revenue, AMT (C)	4.000	11-01-39	800,000	784,942
New Hope Cultural Education Facilities Finance Corp. Legacy Midtown Park Project, Series A	5.500	07-01-54	500,000	376,342
New Hope Cultural Education Facilities Finance Corp. Sanctuary LTC Project, Series A-1	5.250	01-01-42	1,000,000	981,192
New Hope Cultural Education Facilities Finance Corp. Sanctuary LTC Project, Series A-2	6.500	01-01-31	1,000,000	930,401
Port Beaumont Navigation District Jefferson Gulf Coast Energy Project, Series A, AMT (A)	2.750	01-01-36	1,000,000	892,590
Port Beaumont Navigation District Jefferson Gulf Coast Energy Project, Series A, AMT (A)	5.125	01-01-44	500,000	530,272
Port of Beaumont Navigation District Jefferson Gulf Coast Energy Project, Series A, AMT (A)	2.875	01-01-41	500,000	434,135
Port of Beaumont Navigation District Jefferson Gulf Coast Energy Project, Series B (A)	10.000	07-01-26	700,000	715,510
San Antonio Education Facilities Corp. Hallmark University Project, Series A	5.000	10-01-51	615,000	504,003
Texas Municipal Gas Acquisition & Supply Corp. Series D	6.250	12-15-26	800,000	827,409
Texas Private Activity Bond Surface Transportation Corp. Bond Surface Transportation Corp., AMT	5.500	06-30-43	250,000	269,225
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	11

	Rate (%)	Maturity date	Par value^	Value
Texas (continued)
Texas Private Activity Bond Surface Transportation Corp. North Tarrant Express Project, AMT	5.500	12-31-58	1,000,000	$1,091,101
Utah 1.3%				3,287,114
Military Installation Development Authority Series A-1	4.000	06-01-52	1,220,000	1,023,798
Utah Charter School Finance Authority St. George Campus Project, Series A (A)	5.000	06-15-41	1,020,000	973,090
Utah Infrastructure Agency Telecommunication Revenue	4.000	10-15-35	300,000	299,120
Utah Infrastructure Agency Telecommunication Revenue	4.000	10-15-41	500,000	476,942
Wood Ranch Public Infrastructure District Assessment Area No. 1 (A)	5.625	12-01-53	500,000	514,164
Vermont 0.5%				1,272,484
Vermont Economic Development Authority Wake Robin Corp. Project, Series A	5.000	05-01-47	1,270,000	1,272,484
Virgin Islands 0.6%				1,569,148
Matching Fund Special Purpose Securitization Corp. Series A	5.000	10-01-28	500,000	528,303
Matching Fund Special Purpose Securitization Corp. Series A	5.000	10-01-39	1,000,000	1,040,845
Virginia 1.7%				4,220,116
Tobacco Settlement Financing Corp. Series D (B)	5.765	06-01-47	4,000,000	1,096,963
Virginia College Building Authority Regent University Project	4.000	06-01-46	265,000	233,528
Virginia Small Business Financing Authority 95 Express Lanes LLC Project, AMT	4.000	07-01-39	1,080,000	1,050,898
Virginia Small Business Financing Authority 95 Express Lanes LLC Project, AMT	4.000	01-01-48	2,000,000	1,838,727
Washington 2.1%				5,369,937
Port of Seattle Series B, AMT	4.000	08-01-47	535,000	496,183
Skagit County Public Hospital District Skagit Regional Health	5.500	12-01-54	1,000,000	1,070,882
Washington State Convention Center Public Facilities District Series B	3.000	07-01-58	1,000,000	682,849
Washington State Housing Finance Commission Bayview Manor Project	6.000	07-01-59	1,000,000	1,023,889
Washington State Housing Finance Commission Parkshore Juanita Bay Project, Series A (A)	5.875	01-01-59	1,000,000	992,166
Washington State Housing Finance Commission Seattle Academy of Arts and Sciences Project (A)	6.250	07-01-59	1,000,000	1,103,968
West Virginia 1.2%				3,067,551
City of South Charleston South Charleston Park Place (A)	4.500	06-01-50	1,250,000	997,684
County of Ohio The Highlands Project	5.250	06-01-53	2,000,000	2,069,867
Wisconsin 7.1%				17,874,099
City of Fort Atkinson, GO	4.000	02-01-44	600,000	586,058
Public Finance Authority A Challenge Foundation Academy (A)	7.000	07-01-58	1,030,000	1,078,881
Public Finance Authority Air Cargo Facilities Project, AMT	5.500	07-01-37	500,000	552,954
Public Finance Authority Air Cargo Facilities Project, AMT	5.500	07-01-38	250,000	275,129
12	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Wisconsin (continued)
Public Finance Authority College Achieve Paterson Charter School (A)	4.000	06-15-42	1,000,000	$897,220
Public Finance Authority Founders Academy of Las Vegas Project, Series A (A)	6.625	07-01-53	250,000	262,471
Public Finance Authority Friends Homes, Inc. (A)	5.000	09-01-54	1,000,000	944,018
Public Finance Authority Mary’s Woods at Marylhurst Project, Series A (A)	5.250	05-15-52	1,000,000	984,419
Public Finance Authority McLemore Hotel (A)	4.500	06-01-56	1,000,000	821,223
Public Finance Authority Quality Education Academy Project, Series A (A)	6.500	07-15-63	500,000	543,077
Public Finance Authority Revolution Academy, Series A (A)	6.250	10-01-53	1,000,000	1,053,602
Public Finance Authority Roseman University of Health Sciences Project (A)	4.000	04-01-42	490,000	460,807
Public Finance Authority Roseman University of Health Sciences Project (A)	4.000	04-01-42	10,000	10,840
Public Finance Authority Roseman University of Health Sciences Project (A)	4.000	04-01-52	780,000	691,352
Public Finance Authority Roseman University of Health Sciences Project (A)	4.000	04-01-52	20,000	21,681
Public Finance Authority Shining Rock Classical Academy	6.000	06-15-52	1,000,000	999,891
Public Finance Authority Sky Harbor Capital LLC, AMT	4.250	07-01-54	1,000,000	832,615
Public Finance Authority Southminster, Inc. (A)	5.000	10-01-53	225,000	218,019
Public Finance Authority University of Hawaii Foundation Project (A)	4.000	07-01-61	500,000	426,590
Public Finance Authority University of Hawaii Foundation Project (A)	5.250	07-01-61	250,000	227,056
Public Finance Authority Viticus Group Project, Series A (A)	4.000	12-01-41	1,500,000	1,295,103
Public Finance Authority WFCS Portfolio Project (A)	5.000	01-01-56	200,000	197,490
Wisconsin Health & Educational Facilities Authority Cedar Crest, Inc., Series A	5.125	04-01-57	900,000	791,544
Wisconsin Health & Educational Facilities Authority Dickson Hollow Phase II Project	6.125	10-01-59	1,000,000	1,032,341
Wisconsin Health & Educational Facilities Authority Hope Christian Schools	4.000	12-01-51	750,000	543,327
Wisconsin Health & Educational Facilities Authority Hope Christian Schools	4.000	12-01-56	1,500,000	1,052,616

Wisconsin Health & Educational Facilities Authority Three Pillars Senior Living Communities, Series A	5.750	08-15-59	1,000,000	1,073,775
Corporate bonds 1.2%				$2,989,967
(Cost $4,683,782)
Health care 0.4%				939,600
Health care providers and services 0.4%
Tower Health	4.451	02-01-50	1,566,000	939,600
Industrials 0.8%				2,050,367
Construction and engineering 0.8%
LBJ Infrastructure Group LLC (A)	3.797	12-31-57	3,000,000	2,050,367

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	13

	Yield (%)	Shares	Value
Short-term investments 0.0%			$1,724
(Cost $1,723)
Short-term funds 0.0%
John Hancock Collateral Trust (F)	5.2747(G)	172	1,724
Total investments (Cost $256,074,779) 103.1%			$260,610,754
Other assets and liabilities, net (3.1%)			(7,763,576)
Total net assets 100.0%			$252,847,178

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $84,329,512 or 33.4% of the fund’s net assets as of 8-31-24.
(B)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(C)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
(D)	All or a portion of this security represents the municipal bond held by a trust that issues residual inverse floating rate interests.
(E)	Non-income producing - Issuer is in default.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(G)	The rate shown is the annualized seven-day yield as of 8-31-24.

Insurance coverage	As a % of total investments

Assured Guaranty Municipal Corp.	1.2
Assured Guaranty Corp.	1.2
TOTAL	2.4
The fund had the following sector composition as a percentage of total investments on 8-31-24:
General obligation bonds	9.9%
Revenue bonds	89.0%
Health care	22.5%
Education	19.1%
Development	18.2%
Other revenue	10.7%
Tobacco	4.1%
Housing	4.0%
Transportation	3.4%
Facilities	2.5%
Airport	1.9%
Pollution	1.3%
Water and sewer	0.7%
Utilities	0.6%
Corporate bonds	1.1%
TOTAL	100.0%
14	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of August 31, 2024, by major security category or type:
	Total value at 8-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Municipal bonds	$257,619,063	—	$257,619,063	—
Corporate bonds	2,989,967	—	2,989,967	—
Short-term investments	1,724	$1,724	—	—
Total investments in securities	$260,610,754	$1,724	$260,609,030	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	172	$4,255,757	$18,615,272	$(22,870,092)	$765	$22	$51,233	—	$1,724
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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